Restatement of Prior Year Account - Schedule of Restatement of Prior Year Account (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Accounts receivables	$ 108,492	$ 21,708		$ 2,187
Other receivables, Prepayments and Deposits	85,055	84,994		6,161
Amount due from related parties	340,445	382,384		119,488
Cash and cash equivalents	107,681	303,796	$ 623,234	360,760
Property, plant and equipment, net	154,647	177,743		7,204
Investment, net	13,280	677
Accounts payables	15,846	755		7,056
Other payables and accrued liabilities	207,322	81,872		90,776
Deferred income, net	70,268	188,342		65,821
Amount owing to Director	$ 32,455	3,128		1,499
Previously Reported [Member]
Accounts receivables		22,330		24,174
Other receivables, Prepayments and Deposits		137,091		4,873
Amount due from related parties		377,757		116,021
Cash and cash equivalents		302,855		360,806
Property, plant and equipment, net		177,621
Investment, net		55
Accounts payables		1,615		7,774
Other payables and accrued liabilities		64,207		80,971
Deferred income, net		249,159		83,130
Amount owing to Director		1,523
Restatement Adjustment [Member]
Accounts receivables		(622)		(21,987)
Other receivables, Prepayments and Deposits		(52,097)		1,288
Amount due from related parties		4,627		3,467
Cash and cash equivalents		941		(46)
Property, plant and equipment, net		122
Investment, net		622
Accounts payables		(860)		(718)
Other payables and accrued liabilities		17,665		9,805
Deferred income, net		(60,817)		$ (17,309)
Amount owing to Director		$ 1,605